Recapitalization - Schedule of Reconciles the Elements of the Merger (Details) - Merger [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Schedule of Reconciles the Elements of the Merger [Line Items]
Cash received from NUBI Trust	$ (25,160,047)	$ 25,160,047
Less: discount payment related to Non Redemption Agreement	13,937,997	(13,937,997)
Less: reimbursement for consideration shares related to the FPA	2,193,800	(2,193,800)
Less: reimbursement for Recycled Shares related to the FPA	80,241	(80,241)
Less: transaction expenses paid in connection with the Merger		(8,948,009)
Net cash received from NUBI Trust
Add: cash from NUBI operating account	(17,555)	17,555
Add: prepaid expenses		165,407
Less: derivative liabilities		(20,889,950)
Less: other liabilities		(4,086,172)
Reverse recapitalization, net	$ 24,793,160	$ (24,793,160)